COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended		76 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2012
Government and Other Grants [Line Items]
Operating lease expenses	$ 663	$ 409
Minimum future rental commitments
2016	647
2017	1,374
2018	1,028
2019	754
2020 and after	804
Total future rental commitments	4,607
Office leases [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantee in favor of lessor for offices	992
Office leases [Member] | United States [Member]
Guarantor Obligations [Line Items]
Bank guarantee in favor of lessor for offices	$ 74
OCS [Member]
Minimum future rental commitments
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 21	$ 26
Contingent royalty obligations	$ 8,687
OCS [Member] | Minimum [Member]
Minimum future rental commitments
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Minimum future rental commitments
Royalty percentage based on future revenues	5.00%
BIRD [Member]
Minimum future rental commitments
Grants received			$ 500
May 2012 Agreement With Advisor [Member]
Minimum future rental commitments
Agreement, start date	May 09, 2012
Agreement, termination date	Feb. 27, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Minimum future rental commitments
Participation Rights	4.00%